Subsequent Events (Details) - USD ($)	Feb. 29, 2016	May. 31, 2015	Feb. 28, 2015
Subsequent Event [Line Items]
Share repurchase program, authorized amount		$ 750,000,000	$ 250,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 400,000,000